employee benefits expense (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Employee benefits expense - gross
Wages and salaries	$ 901	$ 762	$ 1,781	$ 1,465
Share-based compensation	46	30	78	64
Pensions - defined benefit	25	19	52	39
Pensions - defined contribution	25	20	46	43
Restructuring costs	10	19	20	34
Other	43	47	89	89
Total	1,050	897	2,066	1,734
Capitalized internal labour costs, net
Capitalized contract acquisition costs	(16)	(12)	(33)	(24)
Amortized contract acquisition costs	13	11	26	23
Capitalized contract fulfilment costs	(1)		(2)	(1)
Amortized contract fulfilment costs	1		2	1
Property, plant and equipment	(83)	(90)	(170)	(175)
Intangible assets subject to amortization	(53)	(48)	(105)	(94)
Total	(139)	(139)	(282)	(270)
Net	$ 911	$ 758	$ 1,784	$ 1,464